Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.5%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$414	$ 167,394
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,762	5,527,076
Conn's Receivables Funding, LLC:
Series 2018-A, Class B, 4.65%, 1/15/23(1)	167	165,064
Series 2019-A, Class B, 4.36%, 10/16/23(1)	1,758	1,719,753
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	2,674	2,790,659
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	3,513	3,566,128
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,225	1,301,779
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,637	2,705,673
Element Rail Leasing I, LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,783	2,806,014
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,195	1,177,538
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	2,064,272
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	664	630,235
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,392	1,127,810
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	1,975	2,009,464
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	3,631	3,123,132
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B, 4.703%, 7/15/39(1)	1,705	1,026,480
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39(1)	757	456,666
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	725	726,425
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,627	2,710,122
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,144	1,127,389
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	822	488,695
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	366	152,983
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	210	212,028
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	620	620,751
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,667	4,540,997
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,562	2,218,162
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	197	197,088
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	5,864	5,934,247
Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	$617	$ 592,376
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	296	289,232
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,078	1,070,549
Sonic Capital, LLC:
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,923	4,134,859
Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	1,514	1,588,540
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,648	9,087,143
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	708,551
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,136	1,073,665
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	524	514,727
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,635	1,619,461
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,720	1,761,508
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,225	1,261,816
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,453	1,480,211
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	781	433,962
Series 2020-A, Class C, 6.657%, 3/15/45(1)	518	214,649
Total Asset-Backed Securities (identified cost $79,839,056)		$77,125,273

Collateralized Mortgage-Backed Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,109	$ 1,121,155
Series 2019-DNA2, Class M2, 2.635%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	2,375	2,353,849
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,374	2,331,234
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	447	433,771
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(3)	237	237,000
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	3,923	3,522,029
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,544	1,398,214

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C05, Class 1M2, 2.385%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	$5,997	$ 5,990,805
Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	715	714,730
Series 2018-C06, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	1,043	1,033,644
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	539	534,604
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	4,296	4,251,038
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	3,045	3,023,886
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	2,472	2,457,716
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	2,320	2,330,452
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	1,210	1,197,102
Total Collateralized Mortgage-Backed Obligations (identified cost $33,055,802)		$32,931,229

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	$11,165	$ 7,197,971
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	4,545	2,799,021
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	480	440,340
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,170	2,004,300
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)(5)	2,485	2,243,567
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)	1,120	922,321
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.285%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	8,492	7,209,487
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	3,045	2,479,517
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,480	1,398,862
Series 2017-MTL6, Class E, 3.435%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	1,605	1,480,606
Security	Principal Amount (000's omitted)	Value
RETL Trust, Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	$3,900	$ 3,540,878
Total Commercial Mortgage-Backed Securities (identified cost $38,993,819)		$ 31,716,870

Convertible Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Technology — 0.7%
Western Digital Corp., 1.50%, 2/1/24	$4,333	$ 4,094,833
Total Convertible Bonds (identified cost $4,107,971)		$ 4,094,833

Corporate Bonds — 68.6%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.2%
Yara International ASA, 3.148%, 6/4/30(1)	1,233	$ 1,284,497
		$ 1,284,497
Communications — 5.1%
AT&T, Inc.:
3.65%, 6/1/51	3,578	$ 3,749,905
4.75%, 5/15/46	1,855	2,200,131
4.90%, 6/15/42	1,500	1,799,715
5.15%, 3/15/42	1,395	1,743,104
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,685	4,193,844
Discovery Communications, LLC:
3.625%, 5/15/30	580	635,650
5.20%, 9/20/47	5,470	6,371,326
NBCUniversal Media, LLC, 4.45%, 1/15/43	2,800	3,526,465
Sprint Corp., 7.25%, 9/15/21	3,800	3,988,119
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	3,094	3,112,626
		$31,320,885
Consumer, Cyclical — 7.4%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	1,340	$958,208
5.25%, 1/15/24	1,220	810,767
5.60%, 7/15/20(1)	780	783,581
Aptiv PLC, 5.40%, 3/15/49	4,153	4,352,150
Azul Investments, LLP, 5.875%, 10/26/24(1)	2,770	1,302,302

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc., 7.375%, 1/15/26	3,042	$ 2,946,101
Ford Motor Credit Co., LLC:
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	1,850	1,688,736
2.979%, 8/3/22	13,650	13,134,030
3.087%, 1/9/23	833	793,691
4.14%, 2/15/23	1,850	1,819,383
Macy's Retail Holdings, Inc.:
3.45%, 1/15/21(6)	1,273	1,209,350
3.625%, 6/1/24(6)	6,300	4,595,598
Macy's, Inc., 8.375%, 6/15/25(1)	158	157,506
Magna International, Inc., 2.45%, 6/15/30	1,840	1,885,588
Nordstrom, Inc.:
4.375%, 4/1/30	2,821	2,216,956
5.00%, 1/15/44	3,847	2,727,378
Tapestry, Inc., 4.125%, 7/15/27	4,610	4,344,549
		$45,725,874
Consumer, Non-cyclical — 4.8%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$730,170
4.25%, 11/1/29(1)	2,166	2,171,415
Centene Corp.:
3.375%, 2/15/30	1,171	1,184,203
4.25%, 12/15/27	1,068	1,104,552
4.625%, 12/15/29	1,226	1,301,117
CVS Health Corp.:
3.25%, 8/15/29	4,800	5,312,541
5.05%, 3/25/48	1,900	2,475,504
CVS Pass-Through Trust, 6.036%, 12/10/28	2,165	2,448,443
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	2,784	2,922,846
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,734,456
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	4,200	3,878,952
Merck & Co., Inc., 2.45%, 6/24/50	2,584	2,601,486
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	1,625	1,759,226
		$29,624,911
Energy — 2.6%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	3,604	$3,539,776
3.95%, 12/1/42	2,400	2,012,055
Oceaneering International, Inc., 4.65%, 11/15/24	1,396	1,058,343
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	1,450	1,462,535
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	3,583	3,645,022
Security	Principal Amount (000's omitted)*	Value
Energy (continued)
TerraForm Power Operating, LLC: (continued)
5.00%, 1/31/28(1)	4,269	$ 4,470,988
		$ 16,188,719
Financial — 30.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23(3)	2,108	$ 2,109,803
6.50%, 7/15/25	2,656	2,785,448
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,514	4,607,469
Aflac, Inc., 3.60%, 4/1/30	1,472	1,720,471
AG Issuer, LLC, 6.25%, 3/1/28(1)	2,172	2,025,390
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	2,862	2,584,744
Aon Corp., 2.80%, 5/15/30	1,313	1,406,490
Arch Capital Group, Ltd., 3.635%, 6/30/50	2,086	2,192,824
Athene Holding, Ltd., 4.125%, 1/12/28	3,326	3,433,147
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	2,114	2,158,295
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	2,800	2,750,160
Banco Mercantil del Norte S.A., 7.625% to 1/10/28(1)(7)(8)	495	473,042
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28(1)(7)	1,935	1,990,264
Banco Santander S.A., 3.80%, 2/23/28	2,460	2,671,288
Bank of America Corp.:
2.676% to 6/19/40, 6/19/41(7)	4,519	4,658,494
3.593% to 7/21/27, 7/21/28(7)	7,195	8,087,706
3.824% to 1/20/27, 1/20/28(7)	8,020	9,126,514
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(7)	2,123	2,286,736
BankUnited, Inc., 5.125%, 6/11/30	5,350	5,467,585
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(7)	5,847	5,460,192
Brookfield Finance, Inc., 4.70%, 9/20/47	2,500	2,884,607
Brown & Brown, Inc., 4.50%, 3/15/29	2,437	2,629,342
Capital One Financial Corp., 3.75%, 7/28/26	8,500	9,282,750
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(7)(8)	1,524	1,631,930
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(7)	2,670	2,978,207
3.887% to 1/10/27, 1/10/28(7)	7,525	8,485,718
4.075% to 4/23/28, 4/23/29(7)	2,425	2,767,956
4.125%, 7/25/28	1,530	1,730,401
4.60%, 3/9/26	2,150	2,456,643
Citizens Financial Group, Inc.:
4.15%, 9/28/22(1)	496	522,846
4.30%, 12/3/25	1,500	1,680,395
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(7)	1,952	2,080,650
Crown Castle International Corp., 4.75%, 5/15/47	1,615	2,000,536

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Discover Bank:
3.45%, 7/27/26	2,745	$ 2,970,026
4.682% to 8/9/23, 8/9/28(7)	2,672	2,699,562
Discover Financial Services, 6.125% to 6/23/25(7)(8)	4,558	4,686,536
EPR Properties:
3.75%, 8/15/29	5,979	5,217,836
4.95%, 4/15/28	1,686	1,611,630
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	3,000	3,065,940
6.00%, 4/15/25(1)	193	202,529
Iron Mountain, Inc., 5.00%, 7/15/28(1)	763	747,263
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(7)	1,530	1,642,489
2.956% to 5/13/30, 5/13/31(7)	1,386	1,477,008
4.203% to 7/23/28, 7/23/29(7)	2,600	3,050,983
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	2,172	2,496,720
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	1,642	1,697,036
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	1,776	1,864,527
MetLife, Inc., 4.05%, 3/1/45	1,850	2,179,177
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(7)	2,650	2,984,018
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,634,761
4.125% to 10/18/27, 10/18/32(1)(7)	1,400	1,516,694
Newmark Group, Inc., 6.125%, 11/15/23	2,317	2,324,068
Radian Group, Inc.:
4.875%, 3/15/27	6,065	5,718,901
6.625%, 3/15/25	2,004	2,057,857
Raymond James Financial, Inc., 4.65%, 4/1/30	936	1,121,183
Regions Financial Corp., 5.75% to 6/15/25(7)(8)	1,630	1,681,834
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,026,506
Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(7)(8)	2,173	2,178,432
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,452,741
Synchrony Financial, 4.50%, 7/23/25	1,263	1,342,812
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(7)	2,150	2,177,771
Synovus Financial Corp.:
3.125%, 11/1/22	2,262	2,295,308
5.90% to 2/7/24, 2/7/29(7)	1,589	1,558,261
Truist Financial Corp., 5.10% to 3/1/30(7)(8)	4,000	4,140,400
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)	995	1,004,777
5.861% to 6/19/27, 6/19/32(1)(7)	2,100	2,209,503
Welltower, Inc., 2.75%, 1/15/31	1,245	1,241,502
		$189,404,634
Security	Principal Amount (000's omitted)*		Value
Industrial — 7.8%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		3,005	$ 3,235,646
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,900	1,888,125
Cemex SAB de CV, 7.375%, 6/5/27(1)		1,060	1,079,610
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	2,250	2,133,538
FedEx Corp., 4.55%, 4/1/46		3,625	3,918,017
Ingram Micro, Inc., 5.45%, 12/15/24		484	488,428
Jabil, Inc.:
3.60%, 1/15/30		1,729	1,813,772
3.95%, 1/12/28		6,070	6,531,264
Johnson Controls International PLC, 4.625%, 7/2/44		1,275	1,442,897
JSL Europe S.A., 7.75%, 7/26/24(1)		3,300	3,275,250
nVent Finance S.a.r.l.:
3.95%, 4/15/23		1,094	1,144,183
4.55%, 4/15/28		4,750	5,088,451
Owens Corning:
3.95%, 8/15/29		3,007	3,280,699
4.30%, 7/15/47		2,593	2,641,821
4.40%, 1/30/48		1,540	1,607,491
Trimble, Inc., 4.90%, 6/15/28		3,648	4,192,114
Valmont Industries, Inc., 5.00%, 10/1/44		4,100	4,272,269
			$48,033,575
Technology — 4.3%
DXC Technology Co.:
4.00%, 4/15/23		1,274	$1,337,970
4.125%, 4/15/25(6)		2,062	2,197,796
4.75%, 4/15/27		6,224	6,828,917
HP, Inc., 3.40%, 6/17/30		6,050	6,232,430
Seagate HDD Cayman:
4.091%, 6/1/29(1)		508	532,267
5.75%, 12/1/34		8,113	8,965,960
			$26,095,340
Utilities — 5.7%
Avangrid, Inc., 3.80%, 6/1/29		2,545	$2,959,639
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		1,953	1,993,779
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30		1,629	1,857,608
Enel Finance International NV, 3.625%, 5/25/27(1)		2,669	2,917,983
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		3,460	3,607,915
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		1,500	1,503,907
4.50%, 9/15/27(1)		6,428	6,738,055
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,162	1,174,975
Northern States Power Co., 2.60%, 6/1/51		3,800	3,842,832
Sempra Energy, 4.875% to 10/15/25(7)(8)		5,900	5,914,750

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	$ 2,763,025
		$ 35,274,468
Total Corporate Bonds (identified cost $409,611,587)		$422,952,903

Floating Rate Loans(9) — 2.8%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,256	$ 1,189,194
		$ 1,189,194
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,876	$ 1,848,281
		$ 1,848,281
Electronics/Electrical — 0.8%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$1,543	$ 1,514,168
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	289	278,865
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,459	1,419,474
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	203	190,372
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,371	1,285,628
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	463	449,224
		$5,137,731
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$603,538
		$603,538
Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$1,639	$1,577,976
		$1,577,976
Security	Principal Amount (000's omitted)	Value
Insurance — 0.4%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$2,776	$ 2,692,835
		$ 2,692,835
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$394	$ 376,434
		$ 376,434
Lodging and Casinos — 0.0%(10)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$240	$ 228,987
		$ 228,987
Super Retail — 0.1%
PetSmart, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22	$790	$781,826
		$781,826
Technology — 0.2%
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$404	$387,073
SS&C Technologies, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	586	561,757
		$948,830
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$746	$705,789
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	389,934
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,025	971,188
		$2,066,911
Total Floating Rate Loans (identified cost $18,088,824)		$17,452,543

Preferred Stocks — 1.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	213,932	$ 3,469,977
		$ 3,469,977

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$ 1,208,880
Series A2, 6.375%	226,000	4,097,380
		$ 5,306,260
Total Preferred Stocks (identified cost $12,212,823)		$ 8,776,237

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$1,400	$ 1,405,124
Total Sovereign Government Bonds (identified cost $1,399,815)		$ 1,405,124

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$ 1,037,440
3.034%, 6/1/34	720	745,970
Total Taxable Municipal Obligations (identified cost $1,720,000)		$ 1,783,410

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 0.625%, 5/15/30	$2,223	$ 2,216,574
Total U.S. Treasury Obligations (identified cost $2,219,181)		$ 2,216,574

Short-Term Investments — 3.3%
Other — 2.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(11)	12,218,810	$ 12,218,810
Total Other (identified cost $12,218,810)		$ 12,218,810
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(12)	8,238,178	$ 8,238,178
Total Securities Lending Collateral (identified cost $8,238,178)		$ 8,238,178
Total Short-Term Investments (identified cost $20,456,988)		$ 20,456,988
Total Investments — 100.6% (identified cost $621,705,866)		$620,911,984
Other Assets, Less Liabilities — (0.6)%		$ (3,856,710)
Net Assets — 100.0%		$617,055,274

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $224,967,543, which represents 36.5% of the net assets of the Fund as of June 30, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(3)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(6)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $8,137,787 and the total market value of the collateral received by the Fund was $8,238,178, comprised of cash.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(9)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(10)	Amount is less than 0.05%.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(12)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,560,988	EUR	2,325,375	State Street Bank and Trust Company	8/31/20	$ —	$(54,990)
						$ —	$(54,990)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	223	Long	9/30/20	$49,244,672	$14,050
U.S. 5-Year Treasury Note	51	Long	9/30/20	6,412,851	17,842
U.S. Ultra-Long Treasury Bond	204	Long	9/21/20	44,503,875	189,521
U.S. Long Treasury Bond	(10)	Short	9/21/20	(1,785,625)	(28,030)
U.S. Ultra 10-Year Treasury Note	(209)	Short	9/21/20	(32,914,234)	(251,121)
					$(57,738)

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $12,218,810, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$50,250,545	$(38,031,735)	$ —	$ —	$12,218,810	$687	12,218,810
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$77,125,273	$ —	$77,125,273
Collateralized Mortgage-Backed Obligations	—	32,931,229	—	32,931,229
Commercial Mortgage-Backed Securities	—	31,716,870	—	31,716,870
Convertible Bonds	—	4,094,833	—	4,094,833
Corporate Bonds	—	422,952,903	—	422,952,903
Floating Rate Loans	—	17,452,543	—	17,452,543
Preferred Stocks	8,776,237	—	—	8,776,237
Sovereign Government Bonds	—	1,405,124	—	1,405,124
Taxable Municipal Obligations	—	1,783,410	—	1,783,410
U.S. Treasury Obligations	—	2,216,574	—	2,216,574
Short-Term Investments:
Other	—	12,218,810	—	12,218,810
Securities Lending Collateral	8,238,178	—	—	8,238,178
Total Investments	$17,014,415	$603,897,569	$ —	$620,911,984
Futures Contracts	$221,413	$ —	$ —	$221,413
Total	$17,235,828	$603,897,569	$ —	$621,133,397
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(54,990)	$ —	$(54,990)
Futures Contracts	(279,151)	—	—	(279,151)
Total	$(279,151)	$(54,990)	$ —	$(334,141)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Calvert
Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.